SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended
	Feb. 28, 2014	Apr. 30, 2014
Subsequent events:
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2014
Dividends Payable, Amount Per Share	$ 0.5225	$ 0.5225